Debt Discount for 2012 Warrants and Embedded Conversion Feature of Debentures (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Convertible Long Term Notes Payable [Line Items]
Debentures, principal		$ 14,857,200
2012 Warrant liability		(12,430,524)
Debenture conversion feature	(7,548,500)	(7,548,500)
Fair value of debt and warrant liability and debt conversion feature		$ (5,121,824)